Note 1 - Nature of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2012	2011	2010
Dividend yield	.86%	.88% to 1.00%	.89% to .90%
Expected volatility	29.36%	29.64% to 30.30%	26.72% to 26.88%
Risk-free interest rate	1.98%	1.90% to 3.58%	3.86% to 4.21%
Expected life of option grants (years)	6	6	6
Weighted-average grant date fair value	$2.79	$2.74	$2.89
	2012	2011	2010
Dividend yield	.61% to .88%	.88% to 1.12%	.85% to .96%
Expected volatility	27.20% to 31.11%	51.62% to 53.58%	39.56% to 56.43%
Risk-free interest rate	.03% to .18%	.08% to .23%	.13% to .29%
Expected life of purchase grants (months)	3 to 6	3 to 6	3 to 6
Weighted-average grant date fair value	$1.71	$1.68	$1.81